Trust for Advised Portfolios
Supplement dated May 15, 2023
to the Prospectus and Statement of Additional Information
both dated October 31, 2022 for the
Zevenbergen Growth Fund
Zevenbergen Genea Fund

Effective May 15, 2023, Zevenbergen Capital Investments LLC’s office location has moved from 601 Union Street, Suite 4600, Seattle, WA 98101 to the following address:

Zevenbergen Capital Investments LLC
326 Admiral Way, Suite 200
Edmonds, WA 98020

Please retain this supplement with your Prospectus and Statement of Additional Information for future reference.